Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ 1,709	$ 786
Deferred income tax expense	(328)	1
Total income tax expense	$ 1,381	$ 787